UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2008

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents

click here Performance Summary

click here Information About Your Portfolio's Expenses

click here Management Summary

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Proxy Voting

click here Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

The Portfolio may not be able to mirror the S&P 500® closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivatives positions. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding the Portfolio's risk profile.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Portfolio's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold, nor promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio. There is no guarantee that the Portfolio will be able to mirror the S&P 500 index closely enough to track its performance.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2008

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.31%, 0.56% and 0.71% for Class A, Class B and Class B2 shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Portfolio returns during all periods shown reflect a fee waiver/and or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500® Index

The Standard & Poor's (S&P) 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2008)
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,792	$8,664	$11,298	$14,226	$12,895
	Average annual total return	-12.08%	-13.36%	4.15%	7.30%	2.58%
S&P 500 Index	Growth of $10,000	$8,809	$8,688	$11,381	$14,413	$13,287
	Average annual total return	-11.91%	-13.12%	4.41%	7.58%	2.88%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$8,782	$8,643	$11,221	$14,057	$12,904
	Average annual total return	-12.18%	-13.57%	3.91%	7.05%	4.22%
S&P 500 Index	Growth of $	$8,809	$8,688	$11,381	$14,413	$13,321
	Average annual total return	-11.91%	-13.12%	4.41%	7.58%	4.76%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B2	Growth of $10,000	$8,785	$8,641	N/A	N/A	$10,735
	Average annual total return	-12.15%	-13.59%	N/A	N/A	2.58%
S&P 500 Index	Growth of $10,000	$8,809	$8,688	N/A	N/A	$10,985
	Average annual total return	-11.91%	-13.12%	N/A	N/A	3.47%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.
** The Portfolio commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-investments.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 879.20	$ 878.20	$ 878.50
Expenses Paid per $1,000*	$ 1.31	$ 2.48	$ 2.94
Hypothetical 5% Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,023.47	$ 1,022.23	$ 1,021.73
Expenses Paid per $1,000*	$ 1.41	$ 2.66	$ 3.17
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	0.28%	0.53%	0.63%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. At mid-year 2008, the US economy is experiencing a number of interrelated problems including liquidity issues in financial markets, increased concern about rising prices for energy and food, and rising unemployment.

Essentially all equity indices posted negative returns for the six months ended June 30, 2008. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a total return of -11.05% for the six months ended June 2008. The Standard & Poor's 500® (the S&P 500) Index returned -11.91% for this period. The only industry sectors within the S&P 500 with positive returns for this period were energy, materials and utilities; the weakest sector by far was financials.

The Portfolio returned -12.08% (Class A shares, unadjusted for contract charges). Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the S&P 500 Index, the Portfolio's return is normally close to the return of the index.

The top two contributors to the return of the index and the Portfolio were Wal-Mart Stores, Inc. and International Business Machines Corp. Many of the stocks that contributed strongly to the return of the index and Portfolio were energy companies; these included Devon Energy Corp., Halliburton Co., Chevron Corp. and Chesapeake Energy Corp. The greatest detractor from performance for the index and Portfolio was General Electric Co., which has a weight of more than 2% in the index. Most of the other strong detractors for the index and Portfolio were in the financials sector; these included American International Group, Inc., Bank of America Corp. and Citigroup, Inc.

Brent Reeder
Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio may not be able to mirror the S&P 500® closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivatives positions. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding the Portfolio's risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Portfolio's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold, nor promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio. There is no guarantee that the Portfolio will be able to mirror the S&P 500 index closely enough to track its performance.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Information Technology	17%	17%
Energy	16%	13%
Financials	14%	18%
Health Care	12%	12%
Industrials	11%	11%
Consumer Staples	11%	10%
Consumer Discretionary	8%	8%
Utilities	4%	4%
Materials	4%	3%
Telecommunication Services	3%	4%
	100%	100%
Ten Largest Equity Holdings (19.3% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	4.1%
2. General Electric Co. Manufactures, distributes and markets electrical products	2.4%
3. Microsoft Corp. Developer of computer software	2.0%
4. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.8%
5. AT&T, Inc. Provider of communications services	1.8%
6. Procter & Gamble Co. Manufacturer of diversified consumer products	1.6%
7. Johnson & Johnson Provider of health care products	1.6%
8. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.4%
9. Apple, Inc. Manufacturer of personal computers and related personal computing and communication solutions	1.3%
10. ConocoPhillips Producer of petroleum and other natural gases	1.3%

Asset allocation, sector diversification, and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 8.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	20,394	363,625
Johnson Controls, Inc.	50,238	1,440,826
		1,804,451
Automobiles 0.2%
Ford Motor Co.* (a)	185,962	894,477
General Motors Corp. (a)	47,966	551,609
Harley-Davidson, Inc.	19,986	724,693
		2,170,779
Distributors 0.1%
Genuine Parts Co.	13,909	551,909
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	11,644	515,364
H&R Block, Inc.	27,596	590,554
		1,105,918
Hotels Restaurants & Leisure 1.2%
Carnival Corp. (Unit)	37,046	1,221,036
Darden Restaurants, Inc.	11,854	378,617
International Game Technology	26,256	655,875
Marriott International, Inc. "A"	25,440	667,545
McDonald's Corp.	96,091	5,402,236
Starbucks Corp.*	61,728	971,599
Starwood Hotels & Resorts Worldwide, Inc.	15,825	634,108
Wendy's International, Inc.	7,411	201,727
Wyndham Worldwide Corp.	14,937	267,522
Yum! Brands, Inc.	40,216	1,411,179
		11,811,444
Household Durables 0.4%
Black & Decker Corp.	5,122	294,566
Centex Corp.	10,635	142,190
D.R. Horton, Inc. (a)	23,500	254,975
Fortune Brands, Inc.	13,055	814,762
Harman International Industries, Inc.	4,900	202,811
KB HOME	7,792	131,919
Leggett & Platt, Inc.	14,064	235,853
Lennar Corp. "A" (a)	12,000	148,080
Newell Rubbermaid, Inc.	23,497	394,515
Pulte Homes, Inc.	18,382	177,019
Snap-on, Inc.	4,893	254,485
The Stanley Works	6,656	298,388
Whirlpool Corp.	6,388	394,331
		3,743,894
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	26,228	1,923,299
Expedia, Inc.*	17,753	326,300
IAC/InterActiveCorp.*	15,400	296,912
		2,546,511
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	24,407	352,193
Hasbro, Inc.	11,686	417,424
Mattel, Inc.	30,698	525,550
		1,295,167
	Shares	Value ($)

Media 2.8%
CBS Corp. "B"	57,687	1,124,320
Clear Channel Communications, Inc.	42,152	1,483,751
Comcast Corp. "A"	250,987	4,761,223
E.W. Scripps Co. "A"	7,500	311,550
Gannett Co., Inc.	19,442	421,308
Interpublic Group of Companies, Inc.*	39,697	341,394
McGraw-Hill Companies, Inc.	27,264	1,093,832
Meredith Corp.	3,224	91,207
New York Times Co. "A" (a)	12,310	189,451
News Corp. "A"	195,254	2,936,620
Omnicom Group, Inc.	27,132	1,217,684
The DIRECTV Group, Inc.*	60,200	1,559,782
Time Warner, Inc.	303,230	4,487,804
Viacom, Inc. "B"*	53,687	1,639,601
Walt Disney Co. (a)	161,380	5,035,056
Washington Post Co. "B"	518	304,014
		26,998,597
Multiline Retail 0.7%
Big Lots, Inc.* (a)	6,892	215,306
Dillard's, Inc. "A" (a)	4,851	56,126
Family Dollar Stores, Inc.	11,870	236,688
J.C. Penney Co., Inc.	18,822	683,050
Kohl's Corp.*	25,978	1,040,159
Macy's, Inc.	35,608	691,507
Nordstrom, Inc. (a)	14,848	449,895
Sears Holdings Corp.* (a)	5,943	437,761
Target Corp. (a)	66,010	3,068,805
		6,879,297
Specialty Retail 1.5%
Abercrombie & Fitch Co. "A"	7,400	463,832
AutoNation, Inc.*	11,351	113,737
AutoZone, Inc.*	3,691	446,648
Bed Bath & Beyond, Inc.*	21,916	615,840
Best Buy Co., Inc.	29,336	1,161,706
GameStop Corp. "A"*	13,700	553,480
Home Depot, Inc.	143,785	3,367,445
Limited Brands, Inc.	25,370	427,484
Lowe's Companies, Inc.	124,000	2,573,000
Office Depot, Inc.*	23,203	253,841
RadioShack Corp.	11,145	136,749
Staples, Inc.	59,489	1,412,864
The Gap, Inc.	38,032	633,993
The Sherwin-Williams Co.	8,389	385,307
Tiffany & Co.	10,700	436,025
TJX Companies, Inc.	36,058	1,134,745
		14,116,696
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	28,900	834,632
Jones Apparel Group, Inc.	7,294	100,292
Liz Claiborne, Inc.	8,024	113,540
NIKE, Inc. "B"	32,150	1,916,461
Polo Ralph Lauren Corp.	4,900	307,622
VF Corp.	7,387	525,807
		3,798,354
	Shares	Value ($)

Consumer Staples 10.6%
Beverages 2.4%
Anheuser-Busch Companies, Inc.	60,409	3,752,607
Brown-Forman Corp. "B"	7,080	535,035
Coca-Cola Co.	169,314	8,800,942
Coca-Cola Enterprises, Inc.	24,350	421,255
Constellation Brands, Inc. "A"*	16,600	329,676
Molson Coors Brewing Co. "B"	11,784	640,225
Pepsi Bottling Group, Inc.	11,411	318,595
PepsiCo, Inc.	134,446	8,549,421
		23,347,756
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	36,745	2,577,294
CVS Caremark Corp.	121,190	4,795,488
Kroger Co.	56,463	1,630,087
Safeway, Inc.	37,127	1,059,976
SUPERVALU, Inc.	18,148	560,592
Sysco Corp.	50,857	1,399,076
Wal-Mart Stores, Inc.	197,227	11,084,158
Walgreen Co.	83,896	2,727,459
Whole Foods Market, Inc. (a)	12,000	284,280
		26,118,410
Food Products 1.5%
Archer-Daniels-Midland Co.	54,607	1,842,986
Campbell Soup Co.	18,285	611,816
ConAgra Foods, Inc.	41,305	796,360
Dean Foods Co.*	11,500	225,630
General Mills, Inc.	28,428	1,727,570
H.J. Heinz Co.	26,679	1,276,590
Kellogg Co.	21,532	1,033,967
Kraft Foods, Inc. "A"	128,482	3,655,313
McCormick & Co., Inc.	11,714	417,721
Sara Lee Corp.	59,839	733,028
The Hershey Co.	14,246	466,984
Tyson Foods, Inc. "A"	22,800	340,632
Wm. Wrigley Jr. Co.	18,233	1,418,163
		14,546,760
Household Products 2.2%
Clorox Co.	11,630	607,086
Colgate-Palmolive Co.	43,021	2,972,751
Kimberly-Clark Corp.	35,447	2,119,022
Procter & Gamble Co.	258,755	15,734,891
		21,433,750
Personal Products 0.2%
Avon Products, Inc.	36,170	1,302,843
Estee Lauder Companies, Inc. "A"	9,700	450,565
		1,753,408
Tobacco 1.6%
Altria Group, Inc.	177,470	3,648,783
Lorillard, Inc.*	14,702	1,016,790
Philip Morris International, Inc.*	178,770	8,829,450
Reynolds American, Inc.	14,528	678,022
UST, Inc.	12,535	684,537
		14,857,582
Energy 16.0%
Energy Equipment & Services 3.6%
Baker Hughes, Inc.	26,171	2,285,775
BJ Services Co.	24,886	794,859
Cameron International Corp.*	18,400	1,018,440
	Shares	Value ($)

ENSCO International, Inc.	12,200	985,028
Halliburton Co.	73,973	3,925,747
Nabors Industries Ltd.*	23,796	1,171,477
National-Oilwell Varco, Inc.* (a)	35,200	3,122,944
Noble Corp.	22,790	1,480,438
Rowan Companies, Inc.	9,482	443,283
Schlumberger Ltd. (a)	101,118	10,863,107
Smith International, Inc.	17,000	1,413,380
Transocean, Inc.*	26,999	4,114,378
Weatherford International Ltd.*	57,588	2,855,789
		34,474,645
Oil, Gas & Consumable Fuels 12.4%
Anadarko Petroleum Corp.	39,714	2,972,196
Apache Corp.	28,253	3,927,167
Cabot Oil & Gas Corp.	8,400	568,932
Chesapeake Energy Corp.	40,700	2,684,572
Chevron Corp. (a)	175,282	17,375,705
ConocoPhillips	130,742	12,340,737
CONSOL Energy, Inc.	15,500	1,741,735
Devon Energy Corp.	37,792	4,541,087
El Paso Corp.	59,554	1,294,704
EOG Resources, Inc.	21,057	2,762,678
ExxonMobil Corp. (a)	447,804	39,464,967
Hess Corp.	23,850	3,009,631
Marathon Oil Corp.	59,942	3,109,192
Massey Energy Co.	6,600	618,750
Murphy Oil Corp.	16,100	1,578,605
Noble Energy, Inc.	14,700	1,478,232
Occidental Petroleum Corp.	69,588	6,253,178
Peabody Energy Corp.	23,200	2,042,760
Range Resources Corp.	12,368	810,599
Southwestern Energy Co.*	29,600	1,409,256
Spectra Energy Corp.	53,691	1,543,079
Sunoco, Inc.	9,916	403,482
Tesoro Corp. (a)	12,600	249,102
Valero Energy Corp.	44,772	1,843,711
Williams Companies, Inc.	49,487	1,994,821
XTO Energy, Inc.	43,285	2,965,455
		118,984,333
Financials 14.1%
Capital Markets 2.8%
American Capital Strategies Ltd.	16,100	382,697
Ameriprise Financial, Inc.	18,805	764,799
Bank of New York Mellon Corp.	96,948	3,667,543
Charles Schwab Corp.	78,663	1,615,738
E*TRADE Financial Corp.* (a)	39,900	125,286
Federated Investors, Inc. "B"	7,200	247,824
Franklin Resources, Inc.	13,252	1,214,546
Janus Capital Group, Inc.	12,371	327,460
Legg Mason, Inc.	11,500	501,055
Lehman Brothers Holdings, Inc. (a)	59,842	1,185,470
Merrill Lynch & Co., Inc.	84,172	2,669,094
Morgan Stanley	93,840	3,384,809
Northern Trust Corp.	16,549	1,134,765
State Street Corp.	36,165	2,314,198
T. Rowe Price Group, Inc.	22,020	1,243,470
The Goldman Sachs Group, Inc.	33,433	5,847,432
		26,626,186
Commercial Banks 2.2%
BB&T Corp. (a)	46,334	1,055,025
Comerica, Inc. (a)	13,137	336,701
	Shares	Value ($)

Fifth Third Bancorp.	46,406	472,413
First Horizon National Corp.	10,698	79,486
Huntington Bancshares, Inc.	31,660	182,678
KeyCorp.	41,429	454,890
M&T Bank Corp. (a)	6,450	454,983
Marshall & Ilsley Corp.	21,852	334,991
National City Corp. (a)	56,976	271,776
PNC Financial Services Group, Inc.	29,226	1,668,805
Regions Financial Corp.	58,861	642,174
SunTrust Banks, Inc.	29,871	1,081,928
US Bancorp.	147,554	4,115,281
Wachovia Corp.	183,899	2,855,951
Wells Fargo & Co.	279,948	6,648,765
Zions Bancorp.	9,111	286,905
		20,942,752
Consumer Finance 0.6%
American Express Co.	98,125	3,696,369
Capital One Financial Corp.	31,802	1,208,794
Discover Financial Services	40,570	534,307
SLM Corp.*	40,278	779,379
		6,218,849
Diversified Financial Services 3.3%
Bank of America Corp. (a)	377,386	9,008,204
CIT Group, Inc.	24,624	167,689
Citigroup, Inc.	459,731	7,705,092
CME Group, Inc.	4,600	1,762,674
IntercontinentalExchange, Inc.*	6,000	684,000
JPMorgan Chase & Co.	292,691	10,042,228
Leucadia National Corp.	14,500	680,630
Moody's Corp. (a)	17,252	594,159
NYSE Euronext	22,500	1,139,850
		31,784,526
Insurance 3.5%
ACE Ltd.	28,276	1,557,725
Aflac, Inc.	40,237	2,526,884
Allstate Corp.	46,656	2,127,047
American International Group, Inc.	227,881	6,029,731
Aon Corp.	25,283	1,161,501
Assurant, Inc.	8,100	534,276
Chubb Corp.	30,970	1,517,840
Cincinnati Financial Corp.	14,509	368,529
Genworth Financial, Inc. "A"	36,700	653,627
Hartford Financial Services Group, Inc.	26,634	1,719,757
Lincoln National Corp.	21,969	995,635
Loews Corp.	30,682	1,438,986
Marsh & McLennan Companies, Inc.	43,313	1,149,960
MBIA, Inc. (a)	17,264	75,789
MetLife, Inc.	60,232	3,178,443
Principal Financial Group, Inc.	21,911	919,605
Progressive Corp.	57,456	1,075,576
Prudential Financial, Inc.	36,963	2,208,170
Safeco Corp.	7,618	511,625
The Travelers Companies, Inc.	51,271	2,225,161
Torchmark Corp.	7,610	446,326
Unum Group	30,165	616,874
XL Capital Ltd. "A"	15,377	316,151
		33,355,218
	Shares	Value ($)

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	7,938	270,368
AvalonBay Communities, Inc. (REIT)	6,500	579,540
Boston Properties, Inc. (REIT)	10,200	920,244
Developers Diversified Realty Corp. (REIT)	10,200	354,042
Equity Residential (REIT)	23,130	885,185
General Growth Properties, Inc. (REIT)	22,900	802,187
HCP, Inc. (REIT)	18,900	601,209
Host Hotels & Resorts, Inc. (REIT)	44,800	611,520
Kimco Realty Corp. (REIT)	21,000	724,920
Plum Creek Timber Co., Inc. (REIT)	14,500	619,295
ProLogis (REIT)	22,100	1,201,135
Public Storage (REIT)	10,446	843,932
Simon Property Group, Inc. (REIT)	19,041	1,711,596
Vornado Realty Trust (REIT)	11,500	1,012,000
		11,137,173
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	14,900	286,080
Thrifts & Mortgage Finance 0.5%
Countrywide Financial Corp.	55,238	234,762
Fannie Mae (a)	90,150	1,758,826
Freddie Mac	54,763	898,113
Hudson City Bancorp., Inc.	44,000	733,920
MGIC Investment Corp.	7,942	48,526
Sovereign Bancorp., Inc.	40,598	298,801
Washington Mutual, Inc. (a)	90,243	444,898
		4,417,846
Health Care 11.8%
Biotechnology 1.4%
Amgen, Inc.*	92,216	4,348,907
Biogen Idec, Inc.*	24,860	1,389,425
Celgene Corp.*	37,000	2,363,190
Genzyme Corp.*	22,703	1,635,070
Gilead Sciences, Inc.*	78,172	4,139,207
		13,875,799
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	53,203	3,401,800
Becton, Dickinson & Co.	20,678	1,681,121
Boston Scientific Corp.*	114,165	1,403,088
C.R. Bard, Inc.	8,398	738,604
Covidien Ltd.	42,288	2,025,172
Hospira, Inc.*	13,420	538,276
Intuitive Surgical, Inc.*	3,300	889,020
Medtronic, Inc.	95,125	4,922,719
St. Jude Medical, Inc.*	28,688	1,172,766
Stryker Corp.	20,282	1,275,332
Varian Medical Systems, Inc.*	10,600	549,610
Zimmer Holdings, Inc.*	19,684	1,339,496
		19,937,004
Health Care Providers & Services 1.8%
Aetna, Inc.	41,072	1,664,648
AmerisourceBergen Corp.	13,882	555,141
Cardinal Health, Inc.	30,200	1,557,716
CIGNA Corp.	23,805	842,459
Coventry Health Care, Inc.*	12,795	389,224
Express Scripts, Inc.*	21,268	1,333,929
Humana, Inc.*	14,375	571,694
	Shares	Value ($)

Laboratory Corp. of America Holdings*	9,391	653,895
McKesson Corp.	23,515	1,314,724
Medco Health Solutions, Inc.*	42,928	2,026,202
Patterson Companies, Inc.*	11,000	323,290
Quest Diagnostics, Inc.	13,316	645,426
Tenet Healthcare Corp.*	40,600	225,736
UnitedHealth Group, Inc.	104,108	2,732,835
WellPoint, Inc.*	44,588	2,125,064
		16,961,983
Health Care Technology 0.0%
IMS Health, Inc.	16,930	394,469
Life Sciences Tools & Services 0.4%
Applera Corp. — Applied Biosystems Group	14,329	479,735
Millipore Corp.*	4,615	313,174
PerkinElmer, Inc.	10,036	279,503
Thermo Fisher Scientific, Inc.*	35,421	1,974,012
Waters Corp.*	8,500	548,250
		3,594,674
Pharmaceuticals 6.1%
Abbott Laboratories	130,782	6,927,523
Allergan, Inc.	26,024	1,354,549
Barr Pharmaceuticals, Inc.*	9,200	414,736
Bristol-Myers Squibb Co. (a)	167,762	3,444,154
Eli Lilly & Co.	83,837	3,869,916
Forest Laboratories, Inc.*	26,395	916,962
Johnson & Johnson	238,834	15,366,580
King Pharmaceuticals, Inc.*	21,286	222,864
Merck & Co., Inc.	181,959	6,858,035
Mylan, Inc. (a)	26,936	325,118
Pfizer, Inc.	573,389	10,017,106
Schering-Plough Corp.	137,450	2,706,390
Watson Pharmaceuticals, Inc.*	9,055	246,024
Wyeth	112,976	5,418,329
		58,088,286
Industrials 11.0%
Aerospace & Defense 2.6%
Boeing Co.	63,708	4,186,890
General Dynamics Corp.	33,734	2,840,403
Goodrich Corp.	10,561	501,225
Honeywell International, Inc.	62,847	3,159,947
L-3 Communications Holdings, Inc.	10,400	945,048
Lockheed Martin Corp.	28,593	2,820,985
Northrop Grumman Corp.	28,931	1,935,484
Precision Castparts Corp.	11,800	1,137,166
Raytheon Co.	35,796	2,014,599
Rockwell Collins, Inc.	13,631	653,743
United Technologies Corp.	82,500	5,090,250
		25,285,740
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	14,500	795,180
Expeditors International of Washington, Inc.	18,100	778,300
FedEx Corp.	26,265	2,069,420
United Parcel Service, Inc. "B"	86,558	5,320,720
		8,963,620
Airlines 0.1%
Southwest Airlines Co.	61,995	808,415
	Shares	Value ($)

Building Products 0.1%
Masco Corp.	31,265	491,798
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	25,075	316,447
Avery Dennison Corp.	8,886	390,362
Cintas Corp.	11,542	305,978
Equifax, Inc.	10,991	369,517
Monster Worldwide, Inc.*	10,585	218,157
Pitney Bowes, Inc.	17,646	601,729
R.R. Donnelley & Sons Co.	18,229	541,219
Robert Half International, Inc.	13,600	325,992
Waste Management, Inc.	42,069	1,586,422
		4,655,823
Construction & Engineering 0.2%
Fluor Corp.	7,525	1,400,252
Jacobs Engineering Group, Inc.*	10,300	831,210
		2,231,462
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	14,728	581,756
Emerson Electric Co.	66,204	3,273,788
Rockwell Automation, Inc.	12,447	544,307
		4,399,851
Industrial Conglomerates 3.1%
3M Co.	59,736	4,157,028
General Electric Co. (a)	844,832	22,548,566
Textron, Inc.	21,182	1,015,253
Tyco International Ltd.	40,888	1,637,156
		29,358,003
Machinery 1.9%
Caterpillar, Inc.	52,136	3,848,680
Cummins, Inc.	17,212	1,127,730
Danaher Corp.	21,465	1,659,244
Deere & Co.	36,524	2,634,476
Dover Corp.	16,002	774,017
Eaton Corp.	13,905	1,181,508
Illinois Tool Works, Inc.	33,694	1,600,802
Ingersoll-Rand Co., Ltd. "A"	26,840	1,004,621
ITT Corp.	15,394	974,902
Manitowoc Co., Inc.	11,000	357,830
PACCAR, Inc.	30,901	1,292,589
Pall Corp.	10,153	402,871
Parker Hannifin Corp.	14,268	1,017,594
Terex Corp.*	8,500	436,645
		18,313,509
Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	24,838	2,481,068
CSX Corp.	34,348	2,157,398
Norfolk Southern Corp.	31,786	1,992,028
Ryder System, Inc.	4,852	334,206
Union Pacific Corp.	43,762	3,304,031
		10,268,731
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,509	450,636
Information Technology 16.2%
Communications Equipment 2.5%
Ciena Corp.* (a)	8,765	203,085
Cisco Systems, Inc.*	500,695	11,646,166
Corning, Inc.	133,422	3,075,377
JDS Uniphase Corp.*	18,978	215,590
	Shares	Value ($)

Juniper Networks, Inc.*	44,500	987,010
Motorola, Inc.	193,180	1,417,941
QUALCOMM, Inc.	137,220	6,088,452
Tellabs, Inc.*	35,416	164,684
		23,798,305
Computers & Peripherals 4.6%
Apple, Inc.*	74,762	12,518,149
Dell, Inc.*	171,309	3,748,241
EMC Corp.*	175,267	2,574,672
Hewlett-Packard Co.	209,027	9,241,084
International Business Machines Corp.	116,402	13,797,129
Lexmark International, Inc. "A"*	8,068	269,713
NetApp, Inc.*	29,084	629,960
QLogic Corp.*	11,218	163,671
SanDisk Corp.*	19,100	357,170
Sun Microsystems, Inc.*	66,245	720,748
Teradata Corp.*	15,251	352,908
		44,373,445
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	31,097	1,105,188
Jabil Circuit, Inc.	16,647	273,177
Molex, Inc.	12,017	293,335
Tyco Electronics Ltd.	40,488	1,450,280
		3,121,980
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	14,300	497,497
eBay, Inc.*	93,668	2,559,947
Google, Inc. "A"* (a)	19,753	10,398,374
VeriSign, Inc.*	16,500	623,700
Yahoo!, Inc.*	115,188	2,379,784
		16,459,302
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	8,173	437,174
Automatic Data Processing, Inc.	43,908	1,839,745
Cognizant Technology Solutions Corp. "A"*	24,500	796,495
Computer Sciences Corp.*	12,844	601,613
Convergys Corp.*	10,872	161,558
Electronic Data Systems Corp.	42,591	1,049,442
Fidelity National Information Services, Inc.	14,600	538,886
Fiserv, Inc.*	13,842	628,012
Paychex, Inc.	27,211	851,160
Total System Services, Inc.	15,461	343,543
Unisys Corp.*	27,480	108,546
Western Union Co.	62,712	1,550,241
		8,906,415
Office Electronics 0.1%
Xerox Corp.	76,188	1,033,109
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	50,960	297,097
Altera Corp.	25,386	525,490
Analog Devices, Inc.	24,535	779,477
Applied Materials, Inc.	114,830	2,192,105
Broadcom Corp. "A"*	37,921	1,034,864
Intel Corp.	485,445	10,427,358
KLA-Tencor Corp.	14,445	588,056
Linear Technology Corp.	18,814	612,772
LSI Corp.* (a)	54,013	331,640
	Shares	Value ($)

MEMC Electronic Materials, Inc.*	19,300	1,187,722
Microchip Technology, Inc.	15,700	479,478
Micron Technology, Inc.*	64,520	387,120
National Semiconductor Corp.	18,326	376,416
Novellus Systems, Inc.* (a)	8,514	180,412
NVIDIA Corp.*	47,021	880,233
Teradyne, Inc.*	14,604	161,666
Texas Instruments, Inc.	112,079	3,156,145
Xilinx, Inc.	23,646	597,061
		24,195,112
Software 3.5%
Adobe Systems, Inc.*	45,110	1,776,883
Autodesk, Inc.*	18,948	640,632
BMC Software, Inc.*	16,206	583,416
CA, Inc.	33,059	763,332
Citrix Systems, Inc.*	15,498	455,796
Compuware Corp.*	22,146	211,273
Electronic Arts, Inc.*	26,958	1,197,744
Intuit, Inc.*	27,170	749,077
Microsoft Corp.	678,871	18,675,741
Novell, Inc.*	30,136	177,501
Oracle Corp.*	336,178	7,059,738
Symantec Corp.*	71,252	1,378,726
		33,669,859
Materials 3.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	17,839	1,763,564
Ashland, Inc.	4,808	231,746
Dow Chemical Co. (a)	78,861	2,753,037
E.I. du Pont de Nemours & Co.	76,312	3,273,022
Eastman Chemical Co.	6,830	470,314
Ecolab, Inc.	14,866	639,089
Hercules, Inc.	10,007	169,419
International Flavors & Fragrances, Inc.	6,543	255,570
Monsanto Co.	46,516	5,881,483
PPG Industries, Inc.	13,850	794,574
Praxair, Inc.	26,585	2,505,370
Rohm & Haas Co.	10,694	496,629
Sigma-Aldrich Corp.	10,940	589,228
		19,823,045
Construction Materials 0.1%
Vulcan Materials Co. (a)	8,825	527,559
Containers & Packaging 0.1%
Ball Corp.	8,236	393,187
Bemis Co., Inc.	7,872	176,490
Pactiv Corp.*	11,119	236,056
Sealed Air Corp.	13,996	266,064
		1,071,797
Metals & Mining 1.4%
AK Steel Holding Corp.	9,500	655,500
Alcoa, Inc.	69,081	2,460,665
Allegheny Technologies, Inc.	8,617	510,816
Freeport-McMoRan Copper & Gold, Inc.	32,499	3,808,558
Newmont Mining Corp.	38,432	2,004,613
Nucor Corp.	26,530	1,980,995
Titanium Metals Corp.	7,600	106,324
United States Steel Corp.	9,959	1,840,224
		13,367,695
	Shares	Value ($)

Paper & Forest Products 0.2%
International Paper Co. (a)	36,272	845,138
MeadWestvaco Corp.	14,759	351,854
Weyerhaeuser Co.	17,898	915,304
		2,112,296
Telecommunication Services 3.3%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	503,536	16,964,128
CenturyTel, Inc.	8,919	317,427
Citizens Communications Co.	27,490	311,737
Embarq Corp.	12,498	590,780
Qwest Communications International, Inc. (a)	128,940	506,734
Verizon Communications, Inc. (a)	241,629	8,553,667
Windstream Corp.	37,859	467,180
		27,711,653
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	33,600	1,419,600
Sprint Nextel Corp.	241,668	2,295,846
		3,715,446
Utilities 3.9%
Electric Utilities 2.3%
Allegheny Energy, Inc.	14,110	707,052
American Electric Power Co., Inc.	34,016	1,368,464
Duke Energy Corp.	107,183	1,862,840
Edison International	27,667	1,421,530
Entergy Corp.	16,256	1,958,523
Exelon Corp.	55,642	5,005,554
FirstEnergy Corp.	25,854	2,128,560
FPL Group, Inc.	34,584	2,268,019
Pepco Holdings, Inc.	17,300	443,745
Pinnacle West Capital Corp.	7,608	234,098
PPL Corp.	31,628	1,653,196
Progress Energy, Inc.	21,831	913,191
Southern Co.	65,004	2,269,940
		22,234,712
Gas Utilities 0.1%
Nicor, Inc.	3,884	165,419
Questar Corp.	14,700	1,044,288
		1,209,707
Independent Power Producers & Energy Traders 0.3%
AES Corp.* (a)	56,948	1,093,971
Constellation Energy Group, Inc.	15,110	1,240,531
Dynegy, Inc. "A"*	39,872	340,906
		2,675,408
	Shares	Value ($)

Multi-Utilities 1.2%
Ameren Corp.	17,369	733,493
CenterPoint Energy, Inc.	26,021	417,637
CMS Energy Corp.	22,772	339,303
Consolidated Edison, Inc.	23,122	903,839
Dominion Resources, Inc.	48,958	2,325,015
DTE Energy Co.	15,157	643,263
Integrys Energy Group, Inc.	6,800	345,644
NiSource, Inc.	23,708	424,847
PG&E Corp.	30,249	1,200,583
Public Service Enterprise Group, Inc. (a)	43,050	1,977,287
Sempra Energy	21,187	1,196,006
TECO Energy, Inc.	17,800	382,522
Xcel Energy, Inc.	34,057	683,524
		11,572,963
Total Common Stocks (Cost $847,352,067)		946,767,902
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 2.173%**, 12/4/2008 (b) (Cost $871,812)	880,000	872,061
	Shares	Value ($)

Securities Lending Collateral 12.4%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $119,328,136)	119,328,136	119,328,136

Cash Equivalents 1.2%
Cash Management QP Trust, 2.49% (c) (Cost $11,223,422)	11,223,422	11,223,422
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $978,775,437)+	112.5	1,078,191,521
Other Assets and Liabilities, Net	(12.5)	(119,480,094)
Net Assets	100.0	958,711,427
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $998,948,415. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $79,243,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $229,525,596 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $150,282,490.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $117,421,917 which is 12.2% of net assets.
(b) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/18/2008	40	13,205,220	12,811,000	(394,220)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 1,077,319,460	$ (394,220)
Level 2 — Other Significant Observable Inputs	872,061	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 1,078,191,521	$ (394,220)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $848,223,879) — including $117,421,917 of securities loaned	$ 947,639,963
Investment in Daily Assets Fund Institutional (cost $119,328,136)*	119,328,136
Investment in Cash Management QP Trust (cost $11,223,422)	11,223,422
Total investments, at value (cost $978,775,437)	1,078,191,521
Cash	35,673
Dividends receivable	1,235,384
Receivable for investments sold	259,408
Interest receivable	51,625
Receivable for Portfolio shares sold	223,979
Receivable for daily variation margin on open futures contracts	10,987
Other assets	37,683
Total assets	1,080,046,260
Liabilities
Payable upon return of securities loaned	119,328,136
Payable for investments purchased	872,117
Payable for Portfolio shares redeemed	783,922
Accrued management fee	139,285
Other accrued expenses and payables	211,373
Total liabilities	121,334,833
Net assets, at value	$ 958,711,427
Net Assets Consist of
Undistributed net investment income	9,296,150
Net unrealized appreciation (depreciation) on: Investments	99,416,084
Futures	(394,220)
Accumulated net realized gain (loss)	(23,745,315)
Paid-in capital	874,138,728
Net assets, at value	$ 958,711,427
Class A Net Asset Value, offering and redemption price per share ($877,157,618 ÷ 65,634,610 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.36
Class B Net Asset Value, offering and redemption price per share ($53,413,273 ÷ 3,994,186 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.37
Class B2 Net Asset Value, offering and redemption price per share ($28,140,536 ÷ 2,103,919 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.38
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends	$ 10,526,189
Interest	12,287
Interest — Cash Management QP Trust	87,546
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	177,703
Total Income	10,803,725
Expenses: Management fee	1,031,646
Administration fee	518,590
Custodian fee	25,947
Distribution service fees (Class B and Class B2)	120,108
Record keeping fee (Class B2)	26,887
Services to shareholders	1,063
Professional fees	39,312
Trustees' fees and expenses	21,431
Reports to shareholders	19,170
Other	33,134
Total expenses before expense reductions	1,837,288
Expense reductions	(243,101)
Total expenses after expense reductions	1,594,187
Net investment income (loss)	9,209,538
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	14,332,282
Futures	(495,440)
13,836,842
Change in net unrealized appreciation (depreciation) Investments	(157,714,913)
Futures	(443,522)
(158,158,435)
Net gain (loss)	(144,321,593)
Net increase (decrease) in net assets resulting from operations	$ (135,112,055)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 9,209,538	$ 22,969,195
Net realized gain (loss)	13,836,842	113,424,087
Change in net unrealized appreciation (depreciation)	(158,158,435)	(54,265,444)
Net increase (decrease) in net assets resulting from operations	(135,112,055)	82,127,838
Distributions to shareholders from:
Net investment income: Class A	(20,754,466)	(21,156,472)
Class B	(1,112,015)	(1,115,985)
Class B2	(765,628)	(629,996)
Total Distributions	(22,632,109)	(22,902,453)
Portfolio share transactions: Class A Proceeds from shares sold	36,545,380	142,014,066
Reinvestment of distributions	20,754,466	21,156,472
Cost of shares redeemed	(82,578,262)	(285,852,359)
In-kind redemptions	—	(297,115,219)
Net increase (decrease) in net assets from Class A share transactions	(25,278,416)	(419,797,040)
Class B Proceeds from shares sold	1,488,386	14,114,550
Reinvestment of distributions	1,112,015	1,115,985
Cost of shares redeemed	(5,218,118)	(37,769,157)
Net increase (decrease) in net assets from Class B share transactions	(2,617,717)	(22,538,622)
Class B2 Proceeds from shares sold	1,116,839	3,660,238
Reinvestment of distributions	765,628	629,996
Cost of shares redeemed	(16,507,763)	(15,637,931)
Net increase (decrease) in net assets from Class B2 share transactions	(14,625,296)	(11,347,697)
Increase (decrease) in net assets	(200,265,593)	(394,457,974)
Net assets at beginning of period	1,158,977,020	1,553,434,994
Net assets at end of period (including undistributed net investment income of $9,296,150 and $22,718,721, respectively)	$ 958,711,427	$ 1,158,977,020
Statement of Changes in Net Assets (continued)
Other Information	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Class A Shares outstanding at beginning of period	67,350,398	94,305,191
Shares sold	2,580,733	9,198,622
Shares issued to shareholders in reinvestment of distributions	1,446,304	1,366,697
Shares redeemed	(5,742,825)	(18,652,060)
In-kind redemptions	—	(18,868,052)
Net increase (decrease) in Class A shares	(1,715,788)	(26,954,793)
Shares outstanding at end of period	65,634,610	67,350,398
Class B Shares outstanding at beginning of period	4,176,782	5,613,107
Shares sold	104,325	915,083
Shares issued to shareholders in reinvestment of distributions	77,384	72,046
Shares redeemed	(364,305)	(2,423,454)
Net increase (decrease) in Class B shares	(182,596)	(1,436,325)
Shares outstanding at end of period	3,994,186	4,176,782
Class B2 Shares outstanding at beginning of period	3,113,678	3,841,811
Shares sold	78,070	240,022
Shares issued to shareholders in reinvestment of distributions	53,280	40,645
Shares redeemed	(1,141,109)	(1,008,800)
Net increase (decrease) in Class B2 shares	(1,009,759)	(728,133)
Shares outstanding at end of period	2,103,919	3,113,678

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.53	$ 14.97	$ 13.11	$ 12.73	$ 11.64	$ 9.20
Income (loss) from investment operations: Net investment income (loss)[b]	.13	.27	.24	.21	.21	.15
Net realized and unrealized gain (loss)	(1.98)	.52	1.78	.37	1.01	2.41
Total from investment operations	(1.85)	.79	2.02	.58	1.22	2.56
Less distributions from: Net investment income	(.32)	(.23)	(.16)	(.20)	(.13)	(.12)
Net asset value, end of period	$ 13.36	$ 15.53	$ 14.97	$ 13.11	$ 12.73	$ 11.64
Total Return (%)	(12.08)c**	5.30[c]	15.52[c]	4.68	10.59[c]	28.16[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	877	1,046	1,412	1,102	790	627
Ratio of expenses before expense reductions and/or recoupments (%)	.33*	.33	.28	.27	.28	.30
Ratio of expenses after expense reductions and/or recoupments (%)	.28*	.30	.27	.27	.29	.30
Ratio of net investment income (loss) (%)	1.80*	1.71	1.73	1.62	1.76	1.50
Portfolio turnover rate (%)	3**	7[d]	9	15	1	1
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.52	$ 14.96	$ 13.10	$ 12.72	$ 11.63	$ 9.20
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.23	.21	.17	.20	.14
Net realized and unrealized gain (loss)	(1.98)	.52	1.78	.38	.99	2.40
Total from investment operations	(1.87)	.75	1.99	.55	1.19	2.54
Less distributions from: Net investment income	(.28)	(.19)	(.13)	(.17)	(.10)	(.11)
Net asset value, end of period	$ 13.37	$ 15.52	$ 14.96	$ 13.10	$ 12.72	$ 11.63
Total Return (%)	(12.18)c**	5.03[c]	15.24[c]	4.42	10.32[c]	27.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	65	84	68	53	17
Ratio of expenses before expense reductions and/or recoupments (%)	.58*	.58	.53	.52	.53	.55
Ratio of expenses after expense reductions and/or recoupments (%)	.53*	.55	.52	.52	.54	.55
Ratio of net investment income (loss) (%)	1.55*	1.46	1.48	1.37	1.71	1.29
Portfolio turnover rate (%)	3**	7[d]	9	15	1	1
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B2 Years Ended December 31,	2008[a]	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 15.51	$ 14.96	$ 13.09	$ 12.94
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.21	.19	.05
Net realized and unrealized gain (loss)	(1.97)	.52	1.79	.10
Total from investment operations	(1.87)	.73	1.98	.15
Less distributions from: Net investment income	(.26)	(.18)	(.11)	—
Net asset value, end of period	$ 13.38	$ 15.51	$ 14.96	$ 13.09
Total Return (%)[d]	(12.15)**	4.85	15.20	1.16**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	48	57	59
Ratio of expenses before expense reductions (%)	.72*	.72	.67	.66*
Ratio of expenses after expense reductions (%)	.63*	.65	.63	.63*
Ratio of net investment income (loss) (%)	1.45*	1.36	1.37	1.34*
Portfolio turnover rate (%)	3**	7[e]	9	15
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period September 16, 2005 (commencement of operations) to December 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Equity 500 Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

New Accounting Pronouncements. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2007, DWS Equity 500 Index VIP had a net tax basis capital loss carryforward of approximately $17,360,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012, whichever occurs first. During the year ended December 31, 2007, the Portfolio utilized $42,684,000 of its prior year capital loss carryforward.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) aggregated $27,301,208 and $87,335,529, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays an annual management fee based on the Portfolio's average daily net assets, accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Portfolio's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2008 through April 30, 2009, the Advisor contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	.28%
Class B	.53%
Class B2	.63%

Accordingly, for the six months ended June 30, 2008, the Advisor waived a portion of its management fee aggregating $229,009 and the amount charged aggregated $802,637, which was equivalent to an annualized effective rate of 0.15% of the Portfolio's average daily net assets.

In addition, the Advisor reimbursed the Portfolio $7,840 of record keeping fees for Class B2 shares for the six months ended June 30, 2008.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, DIMA received an Administration fee of $518,590, of which $83,013 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2008, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2008
Class B	$ 72,317	$ 15,335
Class B2	47,791	6,628
	$ 120,108	$ 21,963

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2008, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2008
Class A	$ 446	$ 446	$ —
Class B	67	63	4
Class B2	69	69	—
	$ 582	$ 578	$ 4

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2008, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $4,073, of which $1,784 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Portfolio Boards of Directors, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Portfolios for the cost of this benefit. For the six months ended June 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $5,450 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2008, the Portfolio's custodian fee was reduced by $224 for custody credits earned.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2008, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 54% and 17%, respectively. At June 30, 2008, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 83%.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 778-1482.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-equ500-3 (R-4303-1 8/08)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 19, 2008